Leases	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases

Note 13 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from three months to 3.4 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants. The lease covering the Company’s 19,436 square foot headquarters in Irvine, California provides the Company an option to extend the lease for one additional five-year term, with rent at the then prevailing market rate. The lease requires a security deposit of $400, which is recorded in other assets in the condensed consolidated balance sheets.

The following lease costs are included in the condensed consolidated statement of operations and comprehensive loss:

	Six months ended March 31,
	2024	2023
Operating lease cost	$200	$202
Short-term lease cost	46	155
Total lease cost	$246	$357

Cash paid for amounts included in the measurement of operating lease liabilities for the six months ended March 31, 2024 and 2023 was $273 and $264, respectively. As of March 31, 2024, the weighted-average remaining lease term was 3.4 years, and the weighted-average discount rate was 15.6%. The Company did not obtain any right-of-use assets in exchange for new operating or financing lease liabilities during the six months ended March 31, 2024. There were no leases that had not yet commenced as of March 31, 2024 that will create significant additional rights and obligations for the Company.

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of March 31, 2024:

Years ending September 30,
2024 (remaining six months)	$275
2025	526
2026	545
2027	515
Total minimum lease payments	1,861
Less: imputed interest	(420)
Present value of future minimum lease payments	1,441
Less: current obligations under leases	(332)
Long-term lease obligations	$1,109